UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):        [  ]   is a restatement.
                                           [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt               Minneapolis, Minnesota           May 1, 2003
--------------------------     ----------------------------     ----------------
[Signature]                          [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                                 -------------------------------

Form 13F Information Table Entry Total:           72
                                                 -------------------------------

Form 13F Information Table Value Total:          $ 155,868
                                                  ------------------------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

                COLUMN 1                 COLUMN 2       COLUMN 3      COLUMN 4                COLUMN 5                  COLUMN 6
    --------------------------------    ----------     ---------     ----------     -----------------------------     ------------

                                         TITLE OF                      VALUE         SHRS OR      SH/        PUT/       INVESTMENT
             NAME OF ISSUER                CLASS         CUSIP        (x$1000)       PRN AMT      PRN        CALL       DISCRETION
    --------------------------------    ----------     ---------     ----------     ---------    ------    --------    ------------
ACCREDO HEALTH                           COMMON         00437V104        1,257         35,650      SH                      Sole
AKSYS LTD COM                            COMMON         010196103          315         59,400      SH                      Sole
ALIGN TECHNOLOGY INC COM                 COMMON         016255101        1,111        402,400      SH                      Sole
ALLSCRIPTS HLTHCAR SOL COM               COMMON         01988p108        1,866        780,800      SH                      Sole
ANTEON INTL CORP COM                     COMMON         03674E108        1,111         46,300      SH                      Sole
AOL TIME WARNER INC                      COMMON         00184a105        6,236        476,000      SH                      Sole
AT&T CORP COM WIRLES GRP                 COMMON         00209a106        8,225      1,455,800      SH                      Sole
ATS MED INC COM                          COMMON         002083103          149        331,800      SH                      Sole
BED BATH & BEYOND INC                    COMMON         075896100          798         23,100      SH                      Sole
BIOSPHERE MEDICAL INC COM                COMMON         09066V103        2,745        416,500      SH                      Sole
CABLEVISION SYS CORP CL A                COMMON         12686C109        2,593        154,900      SH                      Sole
CHARTER COMMUNCTNS DEL CL A              COMMON         16117m107        5,293      4,485,700      SH                      Sole
CHECKFREE CORP NEW COM                   COMMON         162813109        2,352        147,000      SH                      Sole
CHEESECAKE FACTORY                       COMMON         163072101          398         11,000      SH                      Sole
CLEAR CHANNEL COMMUN COM                 COMMON         184502102        4,713        126,400      SH                      Sole
COMCAST CORP CL A SPL                    COMMON         20030N200        9,673        428,200      SH                      Sole
CONCURRENT COMPUTR NEW COM               COMMON         206710204          376        130,600      SH                      Sole
COSTCO WHSL CORP NEW COM                 COMMON         22160k105        1,249         44,500      SH                      Sole
COX COMMUNICATIONS NEW CL A              COMMON         224044107        2,888        101,700      SH                      Sole
DICKS SPORTING GOODS COM                 COMMON         253393102          321         16,700      SH                      Sole
ECHOSTAR COMMNTNS                        COMMON         278762109        2,121         95,300      SH                      Sole
EMULEX CORP COM NEW                      COMMON         292475209        1,670         90,000      SH                      Sole
ENCORE ACQUISITION CO COM                COMMON         29255W100        1,369         74,300      SH                      Sole
EXPRESS SCRIPTS INC COM                  COMMON         302182100          288          6,000      SH                      Sole
FAMOUS DAVES AMER INC                    COMMON         307068106        2,536        806,500      SH                      Sole
GAMESTOP                                 COMMON         36466R101          369         37,700      SH                      Sole
GENENTECH INC COM NEW                    COMMON         368710406        3,107         93,700      SH                      Sole
GIVEN IMAGING ORD SHS                    COMMON         M52020100        1,520        164,100      SH                      Sole
GM HUGHES ELECTRONIC                     COMMON         370442832        6,403        598,400      SH                      Sole
HARMAN INTL INDS INC COM                 COMMON         413086109        1,089         18,300      SH                      Sole
HERLEY INDS                              COMMON         427398102          392         22,500      SH                      Sole
HOME DEPOT INC                           COMMON         437076102        5,366        223,400      SH                      Sole
HUMANA INC COM                           COMMON         444859102        1,366        136,600      SH                      Sole
I2 TECHNOLOGIES INC                      COMMON         465754109          327        284,700      SH                      Sole
ICOS CORP COM                            COMMON         449295104          522         22,300      SH                      Sole
IDEC PHARMACEUTICALS COM                 COMMON         449370105        1,605         48,400      SH                      Sole
IMMERSION CORP                           COMMON         452521107        1,791      1,530,500      SH                      Sole
INSIGHT COMMUNICATIONS CL A              COMMON         45768V108          186         15,000      SH                      Sole
INTEGRATED DEFENSE TEC                   COMMON         45819B101        1,411         97,300      SH                      Sole
INTEL CORP COM                           COMMON         458140100        5,775        370,900      SH                      Sole
INTUIT COM                               COMMON         461202103        3,266         69,600      SH                      Sole
INTUITIVE SURGICAL INC COM               COMMON         46120E107        1,297        210,600      SH                      Sole
KRISPY KREME DOUGHNUTS COM               COMMON         501014104          307          9,100      SH                      Sole
LINENS N THINGS INC                      COMMON         535679104          791         35,000      SH                      Sole
MEDIACOM COMMUNICATION CL A              COMMON         58446K105        5,141        583,500      SH                      Sole
MICROSOFT CORP                           COMMON         594918104       12,677        245,200      SH                      Sole
NEXTEL COMMUNICATIONS CL A               COMMON         65332v103        6,035        522,500      SH                      Sole
NEXTEL PARTNERS INC CL A                 COMMON         65333F107          853        140,500      SH                      Sole
NUMERICAL TECHNOLOGIES COM               COMMON         67053T101          413        119,400      SH                      Sole
OIL STS INTL                             COMMON         678026105        1,871        145,000      SH                      Sole
OPENWAVE SYS INC COM                     COMMON         683718100          476        237,800      SH                      Sole
PANERA BREAD CO CL A                     COMMON         69840w108          459         13,200      SH                      Sole
PFIZER                                   COMMON         717081103        9,575        313,200      SH                      Sole
PLUMTREE SOFTWARE                        COMMON         72940Q104          161         59,500      SH                      Sole
PMC-SIERRA INC                           COMMON         69344F106          329         59,100      SH                      Sole
QWEST COMMUNICATIONS COM                 COMMON         749121109          188         37,600      SH                      Sole
SCHLUMBERGER LTD COM                     COMMON         806857108        5,379        127,800      SH                      Sole
SPRINT CORP PCS COM SER 1                COMMON         852061506        2,145        489,800      SH                      Sole
SUN MICROSYSTEMS INC COM                 COMMON         866810104        6,117      1,966,800      SH                      Sole
TARGET CORP                              COMMON         87612e106        4,224        140,800      SH                      Sole
TIVO                                     COMMON         888706108          318         61,000      SH                      Sole
WEBEX INC                                COMMON         94767L109          686         45,700      SH                      Sole
WEBSENSE                                 COMMON         947684106          464         21,700      SH                      Sole
XM SATELLITE RADIO HLD CL A              COMMON         983759101        5,154      1,915,800      SH                      Sole

Totals                                                                $155,868     21,980,550


[WIDE TABLE CONTINUED FROM ABOVE]

                COLUMN 1                COLUMN 7                    COLUMN 8
    --------------------------------    ---------       --------------------------------

                                           OTHER                VOTING AUTHORITY
             NAME OF ISSUER              MANAGERS         SOLE        SHARED       NONE
    -------------------------------     ----------      -------       -------      -----
ACCREDO HEALTH                                           35,650
AKSYS LTD COM                                            59,400
ALIGN TECHNOLOGY INC COM                                402,400
ALLSCRIPTS HLTHCAR SOL COM                              780,800
ANTEON INTL CORP COM                                     46,300
AOL TIME WARNER INC                                     476,000
AT&T CORP COM WIRLES GRP                              1,455,800
ATS MED INC COM                                         331,800
BED BATH & BEYOND INC                                    23,100
BIOSPHERE MEDICAL INC COM                               416,500
CABLEVISION SYS CORP CL A                               154,900
CHARTER COMMUNCTNS DEL CL A                           4,485,700
CHECKFREE CORP NEW COM                                  147,000
CHEESECAKE FACTORY                                       11,000
CLEAR CHANNEL COMMUN COM                                126,400
COMCAST CORP CL A SPL                                   428,200
CONCURRENT COMPUTR NEW COM                              130,600
COSTCO WHSL CORP NEW COM                                 44,500
COX COMMUNICATIONS NEW CL A                             101,700
DICKS SPORTING GOODS COM                                 16,700
ECHOSTAR COMMNTNS                                        95,300
EMULEX CORP COM NEW                                      90,000
ENCORE ACQUISITION CO COM                                74,300
EXPRESS SCRIPTS INC COM                                   6,000
FAMOUS DAVES AMER INC                                   806,500
GAMESTOP                                                 37,700
GENENTECH INC COM NEW                                    93,700
GIVEN IMAGING ORD SHS                                   164,100
GM HUGHES ELECTRONIC                                    598,400
HARMAN INTL INDS INC COM                                 18,300
HERLEY INDS                                              22,500
HOME DEPOT INC                                          223,400
HUMANA INC COM                                          136,600
I2 TECHNOLOGIES INC                                     284,700
ICOS CORP COM                                            22,300
IDEC PHARMACEUTICALS COM                                 48,400
IMMERSION CORP                                        1,530,500
INSIGHT COMMUNICATIONS CL A                              15,000
INTEGRATED DEFENSE TEC                                   97,300
INTEL CORP COM                                          370,900
INTUIT COM                                               69,600
INTUITIVE SURGICAL INC COM                              210,600
KRISPY KREME DOUGHNUTS COM                                9,100
LINENS N THINGS INC                                      35,000
MEDIACOM COMMUNICATION CL A                             583,500
MICROSOFT CORP                                          245,200
NEXTEL COMMUNICATIONS CL A                              522,500
NEXTEL PARTNERS INC CL A                                140,500
NUMERICAL TECHNOLOGIES COM                              119,400
OIL STS INTL                                            145,000
OPENWAVE SYS INC COM                                    237,800
PANERA BREAD CO CL A                                     13,200
PFIZER                                                  313,200
PLUMTREE SOFTWARE                                        59,500
PMC-SIERRA INC                                           59,100
QWEST COMMUNICATIONS COM                                 37,600
SCHLUMBERGER LTD COM                                    127,800
SPRINT CORP PCS COM SER 1                               489,800
SUN MICROSYSTEMS INC COM                              1,966,800
TARGET CORP                                             140,800
TIVO                                                     61,000
WEBEX INC                                                45,700
WEBSENSE                                                 21,700
XM SATELLITE RADIO HLD CL A                           1,915,800

Totals                                               21,980,550